CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2025
Statement of cash flows [abstract]
CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
32. CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Cash and cash equivalents
A breakdown of cash and cash equivalents is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Cash and bank balances	1,467,711	1,742,214
Cash and cash equivalents	1,467,711	1,742,214
At December 31, 2025, cash and cash equivalents included €370,000 thousand relating to time deposits held with recognized international financial institutions, which originated in the last quarter of 2025 and mature in the first quarter of 2026, and an investment in money market funds of €359,869 thousand with an AAAm rating. At December 31, 2024, cash and cash equivalents included €450,000 thousand relating to time deposits held with a recognized international financial institution, which originated in November and December 2024 and matured in February and March 2025. At both December 31, 2025 and 2024, the remaining cash and bank balances were held in bank current accounts.
At December 31, 2025, 90 percent of our cash and cash equivalents were denominated in Euro (at December 31, 2024, 88 percent). The Group’s cash and cash equivalents denominated in currencies other than the Euro are available mostly to Ferrari S.p.A. and certain subsidiaries which operate in areas other than the Eurozone.
A breakdown of cash and cash equivalents by currency is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Euro	1,327,092	1,535,630
U.S. Dollar	75,125	107,871
Chinese Yuan	24,013	62,525
Pound Sterling	10,256	8,483
Other currencies	31,225	27,705
Total	1,467,711	1,742,214
Cash held in some countries may be subject to transfer restrictions. In particular, cash held in China (including in currencies other than the Chinese Yuan), which amounted to €24,726 thousand at December 31, 2025 (€63,379 thousand at December 31, 2024), is subject to certain repatriation restrictions and may only be repatriated as a repayment of payables or debt, or as dividends or capital distributions. The Group does not believe that such transfer restrictions have any adverse impacts on its ability to meet its liquidity requirements.
Cash collected from the settlement of receivables under securitization programs is subject to certain restrictions regarding its use and is principally applied to repay principal and interest of the related asset-backed financing. This cash amounted to €54,434 thousand at December 31, 2025 (€53,644 thousand at December 31, 2024).
Information relating to the short-term credit rating of the Group’s cash and cash equivalents is presented below.

	At December 31,
	2025	2024
P-1 / A-1 / Aaa-mf / AAAm (1)	49%	36%
P-2 / A-2	50%	59%
P-3 / A-3 / Not rated	1%	5%
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(1)Aaa-mf (Moody’s) /AAAm (S&P Global Ratings) refer to money market funds. P-ratings (Moody’s) and A-ratings (S&P Global Ratings) refer to the short-term rating of the financial institutions with whom the Group deposits cash in current accounts or other short-term instruments.

At December 31, 2025, the Group’s available liquidity, represented by cash and cash equivalents and undrawn committed credit lines, was €2,017,711 thousand (€2,292,214 thousand at December 31, 2024).
A breakdown of the Group’s available liquidity is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Cash and cash equivalents	1,467,711	1,742,214
Undrawn committed credit lines	550,000	550,000
Available liquidity	2,017,711	2,292,214
The undrawn committed credit lines at December 31, 2025 and 2024 relate to revolving credit facilities. For additional information, see Note 24 “Debt—Committed credit lines”.

Notes to the consolidated statement of cash flows
Other non-cash expenses, net primarily include equity-settled share-based compensation, allowances for doubtful accounts of trade receivables and provisions for slow moving and obsolete inventories.
For information relating to financing cash flows relating to debt, see Note 24 “Debt—Contractual undiscounted cash flows”.